Employee Benefit Plans Estimated Future Pension Benefit Payments (Details) - Pension Plans, Defined Benefit $ in Thousands	Dec. 31, 2015 USD ($)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2016	$ 8,193
2017	8,554
2018	8,786
2019	8,974
2020	9,181
2021-2025	$ 48,380